Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012	Jan. 31, 2013 Common stock	Jan. 31, 2013 Class B common stock
Entity Registrant Name	SIMON PROPERTY GROUP INC /DE/
Entity Central Index Key	0001063761
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 46,364
Entity Common Stock, Shares Outstanding			313,664,635	8,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY